Discontinued Operations - Reconciliation of Carrying Amounts of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 9,664	$ 48,042	$ 14,388	$ 66,022
Client accounts	1,787	22,195
Unbilled revenue	972	725
Other receivables, net	16	107
Prepaid expenses and other current assets	2,010	4,224
Current assets of discontinued operations	14,449	75,293
Property, plant and equipment, net	1,836	4,201
Total assets of discontinued operations	16,285	79,494
Current liabilities:
Accounts payable and accrued subcontractor costs	20,317	50,301
Billings in excess of revenue	(933)	37,647
Other accrued liabilities	188,721	94,008
Current liabilities of discontinued operations	208,105	181,956
Total liabilities of discontinued operations	$ 208,105	$ 181,956